Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

	2016 Quarters				2015 Quarters
(In millions, except for per share amounts)	1st	2nd	3rd	4th	1st	2nd	3rd	4th

Revenues	$721.8	739.5	755.8	803.5	$776.1	760.3	759.2	765.8
Operating profit	23.5	32.2	59.7	69.1	23.6	(4.8)	35.2	42.4
Amounts attributable to Brink’s:
Income (loss) from:
Continuing operations	$(3.1)	0.3	24.5	14.5	$(0.6)	(13.0)	7.7	(3.2)
Discontinued operations	—	—	—	(1.7)	(2.4)	0.1	(0.1)	(0.4)
Net income (loss) attributable to Brink’s	$(3.1)	0.3	24.5	12.8	$(3.0)	(12.9)	7.6	(3.6)

Depreciation and amortization	$32.2	32.9	32.4	34.1	$36.7	36.5	33.1	33.6
Capital expenditures	20.8	24.2	27.4	39.8	14.3	20.9	26.0	39.9

Earnings (loss) per share attributable to Brink’s common shareholders:
Basic
Continuing operations	$(0.06)	0.01	0.49	0.29	$(0.01)	(0.26)	0.16	(0.07)
Discontinued operations	—	—	—	(0.03)	(0.05)	—	—	(0.01)
Net income (loss)	$(0.06)	0.01	0.49	0.25	$(0.06)	(0.26)	0.16	(0.07)

Diluted
Continuing operations	$(0.06)	0.01	0.48	0.28	$(0.01)	(0.26)	0.16	(0.07)
Discontinued operations	—	—	—	(0.03)	(0.05)	—	—	(0.01)
Net income (loss)	$(0.06)	0.01	0.48	0.25	$(0.06)	(0.26)	0.15	(0.07)